Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Cash flow from operating activities:
Net loss	$ (45,350)	$ (10,750)	$ (6,282)	$ (103,679)	$ (50,577)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, depletion, amortization and accretion	90,207	68,467	95,211	75,927	72,179
Net interest expense	2,731	2,875	252	3,256	3,266
Share-based compensation expense	18,589	1,746	2,235	2,315	2,533
Deferred income tax benefit		(525)	(5,927)	(4,408)	(3,468)
Net (gain) loss on asset disposals	(4,990)	(219)	6,500	12,419	2,564
Goodwill impairment				68,202
Loss on debt financings	(4,570)			2,989	9,469
Other	136	(463)	(957)	(1,098)	(874)
(Increase) decrease in operating assets, net of acquisitions:
Accounts receivable, net	(56,287)	(54,463)	(10,366)	9,884	5,201
Inventories	(3,830)	(3,843)	(3,735)	499	(1,726)
Costs and estimated earnings in excess of billings	(23,402)	(15,009)	1,359	196	6,931
Other current assets	(4,401)	(3,910)	(3,997)	(453)	3,494
Other assets	(524)	(675)	4,767	(1,708)	1,189
(Decrease) increase in operating liabilities, net of acquisitions:
Accounts payable	29,383	9,433	(6,455)	4,067	(6,076)
Accrued expenses	(12,272)	2,578	13,162	(742)	17,175
Billings in excess of costs and estimated earnings	(763)	270	(305)	1,998	2,589
Other liabilities	(853)	(3,473)	(6,373)	(3,252)	(1,590)
Net cash used in operating activities	(18,927)	(10,836)	79,089	66,412	62,279
Cash flow from investing activities:
Acquisitions, net of cash acquired	(505,466)	(351,941)	(397,854)	(61,601)	(48,757)
Purchases of property, plant and equipment	(69,672)	(64,244)	(76,162)	(65,999)	(45,488)
Proceeds from the sale of property, plant and equipment	8,883	9,575	13,366	16,085	8,836
Other	610	757	(630)		69
Net cash used for investing activities	(565,645)	(405,853)	(461,280)	(111,515)	(85,340)
Cash flow from financing activities:
Capital contributions by partners			27,617
Capital contributions by member	490,916	24,350	27,617
Capital issuance costs	(12,539)
Proceeds from debt issuances	1,415,750	657,217	762,250	234,681	726,442
Payments on debt	(1,251,407)	(258,337)	(389,270)	(188,424)	(697,438)
Payments on acquisition-related liabilities	(15,018)	(5,807)	(10,935)	(9,801)	(7,519)
Debt issuance costs	(10,911)	(8,834)	(9,085)	(3,864)	(13,081)
Distributions from partnership	(39,952)
Other		(88)	(88)	(3)	(702)
Net cash provided by (used for) financing activities	576,839	408,501	380,489	32,589	7,702
Net decrease in cash	(7,733)	(8,188)	(1,702)	(12,514)	(15,359)
Cash - Beginning of period	13,215	14,917	14,917	27,431	42,790
Cash - end of period	$ 5,482	$ 6,729	$ 13,215	$ 14,917	$ 27,431